Investment securities (Tables)	6 Months Ended
Jun. 30, 2011
Investment securities.
Investment securities

end of	2Q11	4Q10	% change

Investment securities (CHF million)

Debt securities held-to-maturity	146	452	(68)

Securities available-for-sale	5,404	7,945	(32)

Total investment securities	5,550	8,397	(34)

Investment securities by type

end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2Q11 (CHF million)

Debt securities issued by foreign governments	146	0	0	146

Debt securities held-to-maturity	146	0	0	146

Debt securities issued by the Swiss federal, cantonal or local governmental entities	255	14	0	269

Debt securities issued by foreign governments	3,662	86	2	3,746

Corporate debt securities	848	19	1	866

Collateralized debt obligations	419	12	2	429

Debt securities available-for-sale	5,184	131	5	5,310

Banks, trust and insurance companies	68	10	0	78

Industry and all other	15	1	0	16

Equity securities available-for-sale	83	11	0	94

Securities available-for-sale	5,267	142	5	5,404

4Q10 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2Q11 (CHF million)

Debt securities issued by foreign governments	471	2	0	0	471	2

Corporate debt securities	29	0	30	1	59	1

Collateralized debt obligation	54	2	10	0	64	2

Debt securities available-for-sale	554	4	40	1	594	5

4Q10 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligation	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M11		6M10

in	Debt securities	Equity securities	Debt securities	Equity securities

Additional information (CHF million)

Proceeds from sales	2,095	1	679	0

Realized gains	40	0	5	0

Realized losses	(22)	0	(11)	0

Amortized cost, fair value and average yield of debt securities

	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2Q11 (CHF million)

Due within 1 year	146	146	0.00	960	962	2.33

Due from 1 to 5 years	0	0	–	3,573	3,676	3.40

Due from 5 to 10 years	0	0	–	525	542	2.43

Due after 10 years	0	0	–	126	130	3.99

Total debt securities	146	146	0.00	5,184	5,310	3.12